Intangibles (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill [abstract]
Intangibles - Schedule (Table)

December 31, 2021	Acquisition	Accumulated	Net Book
	Cost	Amortization	Value
Port terminal operating rights	$53,152	$(14,834)	$38,318
Customer relationships	36,120	(25,472)	10,648
Total intangible assets	$89,272	$(40,306)	$48,966

December 31, 2020	Acquisition	Accumulated	Net book
	Cost	Amortization	Value
Port terminal operating rights	$53,152	$(13,835)	$39,317
Customer relationships	36,120	(23,699)	12,421
Total intangible assets	$89,272	$(37,534)	$51,738

Intangibles - Aggregate Amortization (Table)

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Port terminal operating rights	$995	$995	$995	$995	$995	$33,343	$38,318
Customer relationships	1,775	1,775	1,775	1,775	1,775	1,773	10,648
Total	$2,770	$2,770	$2,770	$2,770	$2,770	$35,116	$48,966